Employee Benefit Plan, Schedule, Asset Held for Investment - EBP CLW NR	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Abstract]
Entity Tax Identification Number	20-3594554
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Number	022